Stock Issuances (Details Narrative) - USD ($)						9 Months Ended	12 Months Ended
	Sep. 23, 2025	Aug. 20, 2025	Jul. 29, 2025	Jul. 07, 2025	Jun. 09, 2025	Sep. 30, 2025	Dec. 31, 2023
Class of Stock [Line Items]
Number of shares issued for services other				500,000
Number of shares issued for services				1,000,000	2,500,000
Number of shares issued for services, value				$ 100,000	$ 25,000		$ 220,000
Number of shares issued	200,000		66,667			266,667
Number of shares issued, value	$ 20,000		$ 20,000			$ 40,000
Number of shares issued for services other, value				$ 50,000
Number of shares acquired		173,913
Number of shares acquired, value		$ 200,000
Stock issued						0
First Warrant [Member]
Class of Stock [Line Items]
Number of shares warrants purchase						66,667
Exercise price						$ 0.30
Termination date						Sep. 08, 2028
Second Warrant [Member]
Class of Stock [Line Items]
Number of shares warrants purchase						200,000
Exercise price						$ 0.20
Termination date						Jul. 29, 2028
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued for services other						4,440,580